Acquisitions and disposals	12 Months Ended
Dec. 31, 2024
Acquisitions and disposals [Abstract]
Acquisitions and disposals
5	Acquisitions and disposals

Disposal of subsidiaries

During the fiscal year 2024, the Company did not carry out any subsidiary sales.

During 2023, two companies, TMM Almacenadora, S.A.P.I. de C.V. and Servicios Tecnológicos ST, S.A. de C.V., were sold for $10,000, generating a gain on sale of subsidiaries of $3,676 (See Note 18).

Acquisition of subsidiaries

During 2024 and 2023 no company was acquired.